Consolidated Statement of Cash Flows - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Profit before income tax	S/ 267,975	S/ 296,187	S/ 245,708
Non-cash adjustments to reconcile profit before income tax to net cash flows from operating activities
Depreciation and amortization	159,481	158,246	144,195
Finance costs	93,036	100,308	104,045
Long-term incentive plan	4,925	7,167	7,632
Allowance for expected credit losses	3,467	2,751	1,707
Provision for inventory obsolescence	1,469	6,696	2,956
Finance income	(11,291)	(6,298)	(7,246)
Reversal by arrangement of obsolescence of inventory, net	(7,819)	(341)	(336)
Net gain on disposal of property, plant and equipment and intangible assets	(2,028)	(3,642)	(813)
Exchange difference related to monetary transactions	(44)	1,048	(973)
Impairment related to retirement of property, plant and equipment			36,551
Net gain on derivative financial instruments recognized at fair value through profit or loss			(19)
Other items that do not generate operating flows, net	2,928	7,347	18,021
Working capital adjustments
Increase in trade and other receivables	(3,608)	(34,194)	(1,870)
Decrease in inventories	68,634	5,967	90,917
(Increase) decrease in prepayments	(11,268)	(951)	13,210
Increase (decrease) in trade and other payables	31,588	(14,894)	(48,680)
Adjustments to reconcile profit (loss)	597,445	525,397	605,005
Interest received	11,833	6,422	7,315
Interest paid	(91,898)	(99,678)	(96,907)
Income tax paid	(156,753)	(111,000)	(103,090)
Net cash flows from operating activities	360,627	321,141	412,323
Investing activities
Purchase of property, plant and equipment	(102,833)	(64,318)	(272,600)
Purchase of intangible assets	(15,893)	(16,563)	(16,707)
Purchase of investments available for sale	(512)	(360)
Loans granted	(462)	(97)	(1,679)
Cash flow proceeds from sale of property, plant and equipment	3,258	4,403	1,392
Proceeds from loans	1,000	326	150
Opening of term deposits with original maturity greater than 90 days		(32,782)	(10,000)
Redemption of term deposits with original maturity greater than 90 days		32,782	10,000
Net cash flows used in investing activities	(115,442)	(76,609)	(289,444)
Financing activities
Payment of bank loans	(474,564)	(384,364)	(661,520)
Dividends paid	(175,458)	(175,046)	(175,431)
Lease payments	(7,244)	(5,426)	(3,564)
Bank loans received	392,200	303,200	639,000
Dividends returned	660	297	465
Payment of bank overdraft			(85,333)
Payment for hedging instrument			(7,708)
Cash flow from settlement of derivative financial instruments			93,323
Proceeds from bank overdraft			85,333
Net cash flows used in financing activities	(264,406)	(261,339)	(115,435)
Net (decrease) increase in cash and cash equivalents	(19,221)	(16,807)	7,444
Net foreign exchange difference	69	(663)	976
Cash and cash equivalents as of January 1	72,723	90,193	81,773
Cash and cash equivalents as of December 31	53,571	72,723	90,193
Transactions with no effect on cash flows:
Unrealized exchange difference related to monetary transactions	(44)	1,048	(973)
Outstanding accounts payable related to acquisition of property, plant and equipment	(26,754)	(17,122)	(9,379)
Addition of right-of-use assets and lease liabilities	13,272		6,915
Additions of quarry rehabilitation costs	S/ 2,087	S/ 1,465	S/ 4,458